Financial liabilities - Summary of Changes in Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	€ 8,204	€ 4,872
Non-current financial liabilities	37,816	44,107
Total financial liabilities	46,020	48,979
Lease liabilities
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	1,126	1,197
Non-current financial liabilities	5,393	4,991
Repayable BPI loan advances
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	800	500
Non-current financial liabilities	2,259	2,975
PGE | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	1,086	141
Non-current financial liabilities	8,982	9,922
EIB Loan | Long-term borrowings
Disclosure Of Changes In Financial Liabilities [Line Items]
Current financial liabilities	5,192	3,033
Non-current financial liabilities	€ 21,182	€ 26,218